Supplementary Cash Flow Information (Details) - Schedule of Non-Cash Capital Transactions - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Non-Cash Capital Transactions [Abstract]
Addition of capital expenditures of mineral property interest from deposits and prepayments	$ 143,495
(Payment) addition of capital expenditures of mineral property interest in accounts payable and accrued liabilities	$ (929,408)	$ 1,910,439